UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07994

Western Asset Global Partners Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

FORM N-Q

NOVEMBER 30, 2014

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 91.0%
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.4%
Europcar Groupe SA, Senior Notes	11.500%	5/15/17	100,000	EUR	$141,132	(a)
Europcar Groupe SA, Senior Notes	9.375%	4/15/18	500,000	EUR	652,811	(a)

Total Auto Components					793,943

Automobiles - 0.2%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	260,000		291,200

Diversified Consumer Services - 0.5%
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	160,000	GBP	264,915
Service Corp. International, Senior Notes	7.500%	4/1/27	290,000		329,150
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Notes	7.875%	6/1/21	210,000		219,450	(a)

Total Diversified Consumer Services					813,515

Hotels, Restaurants & Leisure - 3.7%
24 Hour Holdings III LLC, Senior Notes	8.000%	6/1/22	220,000		199,650	(a)
Bossier Casino Venture Holdco Inc.	11.000%	2/9/18	93,867		93,951	(a)(b)(c)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	361,724		322,260	(a)(b)(c)(d)
Boyd Gaming Corp., Senior Notes	9.125%	12/1/18	80,000		84,000
Burger King Capital Holdings LLC/Burger King Capital Finance Inc., Senior Notes, Step Bond	0.000%	4/15/19	90,000		83,700	(a)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	690,000		552,000
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	210,000		192,938	(a)
Carlson Travel Holdings Inc., Senior Notes	7.500%	8/15/19	200,000		202,000	(a)(d)
Carrols Restaurant Group Inc., Senior Secured Notes	11.250%	5/15/18	320,000		344,800
CCM Merger Inc., Senior Notes	9.125%	5/1/19	390,000		421,200	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	420,000		409,500	(a)
Downstream Development Quapaw, Senior Secured Notes	10.500%	7/1/19	300,000		309,000	(a)
Enterprise Inns PLC, Senior Secured Bonds	6.500%	12/6/18	494,000	GBP	799,792
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	220,000		224,950	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	180,000		187,200	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	800,000		855,000	(a)
MGM Resorts International, Senior Notes	6.625%	12/15/21	40,000		42,900
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Senior Secured Notes	8.000%	10/1/20	580,000		571,300	(a)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes	9.500%	6/15/19	58,000		62,205	(a)
Seven Seas Cruises S de RL LLC, Senior Secured Notes	9.125%	5/15/19	450,000		489,915

Total Hotels, Restaurants & Leisure					6,448,261

Household Durables - 0.8%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	410,000		436,137	(a)(d)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	350,000		383,250
William Lyon Homes PNW Finance Corp., Senior Notes	7.000%	8/15/22	250,000		258,750	(a)
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	430,000		432,150	(a)

Total Household Durables					1,510,287

Media - 6.4%
Altice SA, Senior Secured Notes	7.750%	5/15/22	330,000		341,963	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
Carmike Cinemas Inc., Secured Notes	7.375%	5/15/19	120,000		$127,950
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	6.625%	1/31/22	960,000		1,024,800
Cerved Group SpA, Senior Subordinated Notes	8.000%	1/15/21	110,000	EUR	149,456	(e)
Cerved Group SpA, Senior Subordinated Notes	8.000%	1/15/21	100,000	EUR	135,869	(a)
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	210,000		219,975
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	110,000		114,653
Clear Channel Worldwide Holdings Inc., Senior Subordinated Notes	7.625%	3/15/20	30,000		31,200
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	120,000		133,500
CSC Holdings LLC, Senior Notes	5.250%	6/1/24	440,000		437,250	(a)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	285,000		326,325
DISH DBS Corp., Senior Notes	6.750%	6/1/21	390,000		424,612
DISH DBS Corp., Senior Notes	5.875%	11/15/24	350,000		353,500	(a)
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	290,000		281,300	(a)
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	240,000		192,300
Myriad International Holdings BV, Senior Notes	6.000%	7/18/20	200,000		221,040	(a)
Nara Cable Funding Ltd., Senior Secured Notes	8.875%	12/1/18	500,000	EUR	649,317	(e)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	556,259		631,354	(a)(d)
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	630,000		640,723	(a)
Ono Finance II PLC, Senior Bonds	10.875%	7/15/19	579,000		619,530	(a)
Polish Television Holding BV, Senior Secured Bonds	11.000%	1/15/21	100,000	EUR	146,354	(a)(d)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	385,000		483,324
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	139,000		172,057
TVN Finance Corp. III AB, Senior Bonds	7.375%	12/15/20	100,000	EUR	137,401	(a)
TVN Finance Corp. III AB, Senior Notes	7.875%	11/15/18	67,000	EUR	86,748	(a)
Univision Communications Inc., Senior Notes	8.500%	5/15/21	290,000		313,200	(a)
Univision Communications Inc., Senior Secured Notes	6.875%	5/15/19	190,000		199,975	(a)
Univision Communications Inc., Senior Secured Notes	7.875%	11/1/20	290,000		314,288	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	172,000		190,060	(a)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	100,000	EUR	135,225	(a)
UPCB Finance II Ltd., Senior Notes	6.375%	7/1/20	500,000	EUR	655,926	(e)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	560,000		599,200	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	340,000		357,425	(a)
WMG Acquisition Corp., Senior Notes	6.750%	4/15/22	350,000		341,250	(a)

Total Media					11,189,050

Multiline Retail - 0.4%
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	80,000		81,600
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	550,000		595,375	(a)(d)

Total Multiline Retail					676,975

Specialty Retail - 1.4%
AA Bond Co., Ltd., Secured Notes	9.500%	7/31/19	120,000	GBP	207,430	(a)
American Greetings Corp., Senior Notes	7.375%	12/1/21	290,000		306,675
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	825,000	EUR	864,275	(a)
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	750,000		504,375	(a)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	180,000		193,950	(a)
Spencer Spirit Holdings Inc., Senior Notes	9.000%	5/1/18	376,000		378,820	(a)(d)

Total Specialty Retail					2,455,525

Textiles, Apparel & Luxury Goods - 0.2%
Chinos Intermediate Holdings A Inc., Senior Notes	7.750%	5/1/19	230,000		217,925	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Textiles, Apparel & Luxury Goods - (continued)
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	290,000	$211,700	(a)

Total Textiles, Apparel & Luxury Goods				429,625

TOTAL CONSUMER DISCRETIONARY				24,608,381

CONSUMER STAPLES - 3.1%
Beverages - 0.3%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	250,000	254,375	(a)
Crestview DS Merger Subordinated II Inc., Secured Notes	10.000%	9/1/21	260,000	308,100

Total Beverages				562,475

Food & Staples Retailing - 0.2%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	350,000	335,562	(a)

Food Products - 2.4%
Alicorp SAA, Senior Notes	3.875%	3/20/23	190,000	184,063	(a)
BRF SA, Senior Notes	4.750%	5/22/24	422,000	416,725	(a)
Chiquita Brands International Inc./Chiquita Brands LLC, Senior Secured Notes	7.875%	2/1/21	339,000	369,086
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	340,000	341,275	(a)
Hearthside Group Holdings LLC/Hearthside Finance Co., Senior Notes	6.500%	5/1/22	320,000	317,600	(a)
JBS Investment GmbH, Senior Notes	7.250%	4/3/24	260,000	273,650	(a)
Marfrig Holding Europe BV, Senior Notes	8.375%	5/9/18	270,000	282,150	(e)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	270,000	267,030	(a)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	230,000	247,250	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	410,000	418,200	(a)
Sun Merger Sub Inc., Senior Notes	5.875%	8/1/21	300,000	318,750	(a)
Virgolino de Oliveira Finance SA, Senior Secured Notes	10.875%	1/13/20	880,000	506,000	(a)(b)
Wells Enterprises Inc., Senior Secured Notes	6.750%	2/1/20	173,000	180,785	(a)

Total Food Products				4,122,564

Media - 0.0%
SiTV LLC/SiTV Finance Inc., Senior Secured Notes	10.375%	7/1/19	70,000	66,150	(a)

Tobacco - 0.2%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	320,000	304,800

TOTAL CONSUMER STAPLES				5,391,551

ENERGY - 19.4%
Energy Equipment & Services - 1.8%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	560,000	520,800
CGG, Senior Notes	7.750%	5/15/17	142,000	140,935
Exterran Partners LP/EXLP Finance Corp., Senior Notes	6.000%	10/1/22	110,000	99,000	(a)
FTS International Inc., Senior Secured Notes	6.250%	5/1/22	240,000	199,200	(a)
Gulfmark Offshore Inc., Senior Notes	6.375%	3/15/22	280,000	235,200
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	740,000	377,400	(a)
Offshore Drilling Holding SA, Senior Secured Notes	8.625%	9/20/20	270,000	273,375	(a)
Parker Drilling Co., Senior Notes	6.750%	7/15/22	360,000	284,400
Petroleum Geo-Services ASA, Senior Notes	7.375%	12/15/18	200,000	172,000	(a)
SESI LLC, Senior Notes	7.125%	12/15/21	330,000	364,650
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	300,000	303,000	(a)
TMK OAO Via TMK Capital SA, Senior Notes	6.750%	4/3/20	260,000	213,200	(a)

Total Energy Equipment & Services				3,183,160

Oil, Gas & Consumable Fuels - 17.6%
Afren PLC, Senior Secured Notes	6.625%	12/9/20	880,000	721,600	(a)
Arch Coal Inc., Senior Notes	7.250%	6/15/21	420,000	155,400

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	190,000	$192,375	(a)
California Resources Corp., Senior Notes	6.000%	11/15/24	510,000	457,406	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.625%	8/1/20	180,000	196,650
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.625%	1/15/22	200,000	204,000
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	280,000	285,600
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	350,000	393,750
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	300,000	326,250
Comstock Resources Inc., Senior Notes	7.750%	4/1/19	350,000	325,500
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	250,000	248,125
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	480,000	507,000
Corral Petroleum Holdings AB, Senior Notes	15.000%	12/31/17	534,994	473,470	(a)(d)
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	438,425	482,267	(e)
Dynagas LNG Partners LP/Dynagas Finance Inc., Senior Notes	6.250%	10/30/19	60,000	57,900
Ecopetrol SA, Senior Notes	7.625%	7/23/19	570,000	679,725
Ecopetrol SA, Senior Notes	5.875%	9/18/23	75,000	81,938
Ecopetrol SA, Senior Notes	5.875%	5/28/45	60,000	59,700
EDC Finance Ltd., Senior Notes	4.875%	4/17/20	550,000	463,375	(a)
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	130,000	163,568
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	130,000	149,825
Enterprise Products Operating LLC, Junior Subordinated Notes	8.375%	8/1/66	100,000	109,207	(f)
EXCO Resources Inc., Senior Notes	8.500%	4/15/22	210,000	179,550
GeoPark Latin America Ltd. Agencia en Chile, Senior Secured Notes	7.500%	2/11/20	260,000	262,600	(a)
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	610,000	594,750	(a)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	288,000	296,316	(a)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	590,000	454,300
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	620,000	480,500
Hiland Partners LP/Hiland Partners Finance Corp., Senior Notes	7.250%	10/1/20	130,000	136,500	(a)
Kodiak Oil & Gas Corp., Senior Notes	8.125%	12/1/19	320,000	345,600
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.500%	9/15/21	170,000	147,900
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	120,000	105,600	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	580,000	553,900
MEG Energy Corp., Senior Notes	7.000%	3/31/24	560,000	509,600	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	380,000	267,900	(g)
Murray Energy Corp., Senior Secured Notes	9.500%	12/5/20	230,000	243,800	(a)
Murray Energy Corp., Senior Secured Notes	8.625%	6/15/21	200,000	203,500	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	240,000	243,600
New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	11.750%	5/15/19	320,000	283,200
Oleoducto Central SA, Senior Notes	4.000%	5/7/21	200,000	199,300	(a)
Pacific Rubiales Energy Corp., Senior Notes	5.375%	1/26/19	720,000	716,400	(e)
Pacific Rubiales Energy Corp., Senior Notes	5.375%	1/26/19	300,000	298,500	(a)
Pacific Rubiales Energy Corp., Senior Notes	7.250%	12/12/21	480,000	505,200	(e)
Pacific Rubiales Energy Corp., Senior Notes	5.125%	3/28/23	550,000	510,125	(a)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	196,000	210,030	(e)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	120,000	128,590	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	320,000	314,000	(a)
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	870,000	872,210
Petroleos de Venezuela SA, Bonds	6.000%	5/16/24	320,000	144,320	(e)
Petroleos Mexicanos, Notes	8.000%	5/3/19	3,980,000	4,784,756

Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	750,000	776,250
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	390,000	484,965	(a)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	1,555,000	1,761,834	(a)
PT Pertamina Persero, Notes	5.250%	5/23/21	570,000	607,050	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	380,000		$377,150	(a)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	860,000		874,190	(a)
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	390,000		187,200
Reliance Holdings USA Inc., Senior Notes	4.500%	10/19/20	530,000		563,905	(a)
Rice Energy Inc., Senior Notes	6.250%	5/1/22	270,000		260,550	(a)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	420,000		431,025	(a)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	580,000		564,775	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	270,000		274,387
Samson Investment Co., Senior Notes	9.750%	2/15/20	310,000		180,575
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	420,000		415,800
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	680,000		613,700	(a)
SandRidge Energy Inc., Senior Notes	7.500%	2/15/23	100,000		78,000
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	210,000		189,000	(a)
Sidewinder Drilling Inc., Senior Notes	9.750%	11/15/19	180,000		161,100	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	850,000		904,467	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	150,000		162,750
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	120,000		112,200	(a)
Triangle USA Petroleum Corp., Senior Notes	6.750%	7/15/22	120,000		98,400	(a)
Westmoreland Coal Co./Westmoreland Partners, Senior Secured Notes	10.750%	2/1/18	180,000		189,270

Total Oil, Gas & Consumable Fuels					30,995,721

TOTAL ENERGY					34,178,881

FINANCIALS - 7.6%
Banks - 4.4%
Banco Espirito Santo SA, Senior Notes	5.875%	11/9/15	100,000	EUR	123,568	(e)
Bank of America Corp., Junior Subordinated	6.500%	10/23/24	280,000		288,750	(f)(h)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	470,000		634,856	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,000,000		1,105,625
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	200,000		208,375	(f)(h)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	80,000		81,840	(a)(f)
Credit Agricole SA, Junior Subordinated Notes	7.875%	1/23/24	200,000		208,276	(a)(f)(h)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	390,000		456,300	(a)(f)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	360,000		368,730	(f)(h)
Industrial & Commercial Bank of China Ltd., Senior Notes	3.231%	11/13/19	260,000		264,040
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	940,000		955,616	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	140,000		141,750	(f)(h)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	270,000		274,050	(f)(h)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	330,000		337,255	(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	200,000		235,000	(f)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	370,000		403,340
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	760,000		776,386
Royal Bank of Scotland NV, Subordinated Notes	7.750%	5/15/23	150,000		176,248
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	530,000	AUD	529,228	(e)(f)
Santander Issuances SAU, Notes	5.911%	6/20/16	200,000		210,279	(a)

Total Banks					7,779,512

Capital Markets - 0.2%
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	300,000		372,215

Consumer Finance - 0.9%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	129,000		153,187
GMAC International Finance BV, Senior Bonds	7.500%	4/21/15	410,000	EUR	521,668	(e)
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	250,000		283,125
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	240,000		271,500
Stearns Holdings Inc., Senior Secured Notes	9.375%	8/15/20	140,000		144,200	(a)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	120,000		115,800	(a)

Total Consumer Finance					1,489,480

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - 1.1%
International Lease Finance Corp., Senior Notes	8.625%	9/15/15	70,000		$73,587
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	980,000		1,123,325
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	90,000		109,350
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	500,000		535,000	(a)(f)

Total Diversified Financial Services					1,841,262

Insurance - 0.4%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	190,000		203,300	(a)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	200,000		235,500	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	250,000		322,500	(a)

Total Insurance					761,300

Real Estate Management & Development - 0.6%
Country Garden Holdings Co., Ltd., Senior Notes	11.125%	2/23/18	230,000		246,963	(e)
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	340,000		349,350	(a)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	460,000		487,600	(a)

Total Real Estate Management & Development					1,083,913

TOTAL FINANCIALS					13,327,682

HEALTH CARE - 4.0%
Health Care Equipment & Supplies - 0.8%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	220,000		223,438	(a)(d)
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	520,000		509,600
Ontex IV SA, Senior Notes	9.000%	4/15/19	300,000	EUR	402,318	(a)
Ontex IV SA, Senior Notes	9.000%	4/15/19	200,000	EUR	268,212	(e)

Total Health Care Equipment & Supplies					1,403,568

Health Care Providers & Services - 2.3%
Acadia Healthcare Co. Inc., Senior Notes	12.875%	11/1/18	305,000		349,225
Acadia Healthcare Co. Inc., Senior Notes	6.125%	3/15/21	50,000		52,250
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	540,000		579,150
Crown Newco 3 PLC, Senior Subordinated Notes	8.875%	2/15/19	380,000	GBP	622,051	(e)
DJO Finance LLC/DJO Finance Corp., Senior Notes	9.875%	4/15/18	300,000		317,850
ExamWorks Group Inc., Senior Notes	9.000%	7/15/19	430,000		460,100
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	160,000		166,400	(a)
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	550,000		578,875
Jaguar Holding Co. II/Jaguar Merger Sub Inc., Senior Notes	9.500%	12/1/19	120,000		129,450	(a)
Labco SAS, Senior Secured Notes	8.500%	1/15/18	100,000	EUR	130,562	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	320,000		358,400
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	320,000		291,200

Total Health Care Providers & Services					4,035,513

Pharmaceuticals - 0.9%
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	660,000	EUR	871,969	(a)
JLL/Delta Dutch Newco BV, Senior Notes	7.500%	2/1/22	310,000		320,463	(a)
Salix Pharmaceuticals Ltd., Senior Notes	6.000%	1/15/21	330,000		337,425	(a)

Total Pharmaceuticals					1,529,857

TOTAL HEALTH CARE					6,968,938

INDUSTRIALS - 12.8%
Aerospace & Defense - 0.9%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	470,000		467,650	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Aerospace & Defense - (continued)
Ducommun Inc., Senior Notes	9.750%	7/15/18	230,000		$250,125
Erickson Inc., Secured Notes	8.250%	5/1/20	536,000		506,520
GenCorp Inc., Secured Notes	7.125%	3/15/21	170,000		179,987
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	150,000		149,250	(a)

Total Aerospace & Defense					1,553,532

Air Freight & Logistics - 0.1%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	230,000		245,525	(a)

Airlines - 0.8%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	130,000		134,992	(a)
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	133,670		142,024	(a)
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	82,267		92,961
Heathrow Finance PLC, Senior Secured Notes	7.125%	3/1/17	400,000	GBP	673,186	(e)
United Airlines Inc., Pass-Through Certificates	7.373%	12/15/15	21,939		23,062
United Airlines Inc., Pass-Through Certificates, Notes	5.500%	10/29/20	190,256		196,915
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	2,460		2,688
United Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.125%	4/29/18	170,000		180,625

Total Airlines					1,446,453

Building Products - 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	310,000		303,025	(a)
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	250,000		255,325	(a)
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	200,000		206,000	(a)
Spie BondCo 3 SCA, Secured Notes	11.000%	8/15/19	279,000	EUR	383,523	(a)

Total Building Products					1,147,873

Commercial Services & Supplies - 1.6%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	170,000		170,850	(a)
JM Huber Corp., Senior Notes	9.875%	11/1/19	200,000		222,500	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	710,000		706,450
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Notes	8.250%	2/1/21	180,000		196,650
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	396,000		425,700	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	129,000		138,675	(a)
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	418,000		463,980
United Rentals North America Inc., Senior Subordinated Notes	8.375%	9/15/20	90,000		97,200
West Corp., Senior Notes	5.375%	7/15/22	430,000		411,725	(a)

Total Commercial Services & Supplies					2,833,730

Construction & Engineering - 2.8%
Astaldi SpA, Senior Bonds	7.125%	12/1/20	260,000	EUR	336,261	(a)
Astaldi SpA, Senior Notes	7.125%	12/1/20	100,000	EUR	129,331	(e)
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	400,000		337,000	(a)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	270,000		277,763	(a)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	616,000		597,543	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	340,000		338,300	(a)(d)

Michael Baker International LLC/CDL Acquisition Co. Inc.,
Senior Secured Notes	8.250%	10/15/18	400,000		407,000	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	330,000		332,475	(a)
OAS Finance Ltd., Senior Notes	8.000%	7/2/21	250,000		116,250	(a)
OAS Investments GmbH, Senior Notes	8.250%	10/19/19	260,000		126,100	(a)
Odebrecht Finance Ltd., Senior Notes	4.375%	4/25/25	1,140,000		1,011,750	(a)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	762,000		693,420	(a)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	195,220		191,316	(a)

Total Construction & Engineering					4,894,509

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Electrical Equipment - 0.3%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	230,000		$244,950	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	200,000		209,000	(a)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	100,000	EUR	132,738	(a)

Total Electrical Equipment					586,688

Industrial Conglomerates - 0.4%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	200,000		223,000	(a)
Leucadia National Corp., Senior Notes	8.125%	9/15/15	40,000		42,240
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	370,000		397,574	(a)

Total Industrial Conglomerates					662,814

Machinery - 1.6%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	130,000		138,775	(a)
Dematic SA/DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	620,000		658,750	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	280,000		306,950
KION Finance SA, Senior Secured Notes	6.750%	2/15/20	729,000	EUR	992,137	(a)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	170,000	EUR	231,468	(a)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	150,000	EUR	204,237	(e)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	200,000		215,500	(a)

Total Machinery					2,747,817

Marine - 0.7%
Horizon Lines LLC, Secured Notes	13.000%	10/15/16	449,288		441,709	(b)(d)
Horizon Lines LLC, Senior Secured Notes	11.000%	10/15/16	214,000		216,943	(b)
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	320,000		328,000	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	240,000		258,000

Total Marine					1,244,652

Road & Rail - 1.2%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	270,000		280,125	(a)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	370,000		374,625	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	210,000		215,250	(a)
Gategroup Finance Luxembourg SA, Senior Notes	6.750%	3/1/19	100,000	EUR	131,495	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	9.250%	6/1/20	510,000		542,512	(a)
Jurassic Holdings III Inc., Secured Notes	6.875%	2/15/21	180,000		177,750	(a)
Quality Distribution LLC/QD Capital Corp., Secured Notes	9.875%	11/1/18	368,000		389,160

Total Road & Rail					2,110,917

Trading Companies & Distributors - 0.2%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	410,000		437,675

Transportation - 1.3%
CMA CGM, Senior Notes	8.500%	4/15/17	690,000		707,250	(a)
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	410,000		424,350	(a)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	450,000		462,375	(a)(d)
Syncreon Group BV/Syncreon Global Finance US Inc., Senior Notes	8.625%	11/1/21	370,000		361,675	(a)
Watco Cos., LLC/Watco Finance Corp., Senior Notes	6.375%	4/1/23	290,000		296,525	(a)

Total Transportation					2,252,175

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Transportation Infrastructure - 0.2%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	260,000		$281,372	(a)

TOTAL INDUSTRIALS					22,445,732

INFORMATION TECHNOLOGY - 2.1%
Electronic Equipment, Instruments & Components - 0.3%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	290,000		295,800
Techem GmbH, Senior Secured Notes	6.125%	10/1/19	150,000	EUR	201,293	(a)

Total Electronic Equipment, Instruments & Components					497,093

Internet Software & Services - 0.3%
Ancestry.com Inc., Senior Notes	9.625%	10/15/18	130,000		129,675	(a)(d)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	250,000		282,500
Zayo Group LLC/Zayo Capital Inc., Senior Secured Notes	8.125%	1/1/20	198,000		212,107

Total Internet Software & Services					624,282

IT Services - 0.9%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	300,000		262,500	(a)
First Data Corp., Secured Notes	8.250%	1/15/21	160,000		172,000	(a)
First Data Corp., Senior Notes	12.625%	1/15/21	610,000		727,425
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	246,000		285,975
Interactive Data Corp., Senior Notes	5.875%	4/15/19	180,000		181,575	(a)

Total IT Services					1,629,475

Software - 0.6%
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	280,000		299,600	(a)
Audatex North America Inc., Senior Notes	6.000%	6/15/21	230,000		239,775	(a)
Oberthur Technologies Holding SAS, Senior Secured Notes	9.250%	4/30/20	400,000	EUR	507,328	(a)

Total Software					1,046,703

TOTAL INFORMATION TECHNOLOGY					3,797,553

MATERIALS - 14.5%
Chemicals - 1.1%
Alpek SA de CV, Senior Notes	4.500%	11/20/22	235,000		237,350	(a)
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	160,000		166,400	(a)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	160,000		157,600	(a)(d)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	118,000	EUR	151,056	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	180,000	EUR	245,644	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	120,000	EUR	163,762	(e)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	260,000		271,570	(a)
OCP SA, Senior Notes	5.625%	4/25/24	450,000		477,652	(a)

Total Chemicals					1,871,034

Construction Materials - 1.4%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	220,000		206,800	(a)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	100,000		94,000	(e)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	560,000		641,200	(a)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	400,000		458,000	(e)
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	540,000		522,450	(a)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	350,000		327,687	(a)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	270,000		272,700	(a)

Total Construction Materials					2,522,837

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - 2.4%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	260,000		$269,100	(a)(d)
Ardagh Packaging Finance PLC, Senior Notes	9.250%	10/15/20	1,000,000	EUR	1,337,430	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.750%	1/31/21	320,000		327,200	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	6/30/21	200,000		198,500	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	350,000		362,250	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	400,000		417,000	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	40,000		42,600
Pactiv LLC, Senior Notes	7.950%	12/15/25	330,000		344,850
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	220,000		225,225	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Notes	8.500%	5/15/18	450,000		465,750
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	240,000		253,200	(a)

Total Containers & Packaging					4,243,105

Metals & Mining - 8.3%
ArcelorMittal, Senior Notes	6.000%	3/1/21	120,000		126,600
ArcelorMittal, Senior Notes	6.750%	2/25/22	10,000		10,919
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	270,000		233,550	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	670,000		529,300
Corporacion Nacional del Cobre de Chile, Senior Notes	3.750%	11/4/20	250,000		260,350	(a)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	490,000		508,778	(a)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	300,000		292,190	(e)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	200,000		194,794	(a)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	270,000		262,575	(e)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	250,000		243,125	(a)
Evraz Group SA, Notes	8.250%	11/10/15	130,000		131,990	(e)
Evraz Group SA, Notes	6.750%	4/27/18	360,000		317,478	(a)
Evraz Group SA, Senior Notes	9.500%	4/24/18	540,000		522,450	(e)
FMG Resources (August 2006) Pty Ltd., Senior Notes	8.250%	11/1/19	470,000		436,512	(a)
Gerdau Trade Inc., Senior Notes	4.750%	4/15/23	270,000		263,250	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	330,000		52,800	(a)(b)(g)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	4,050		0	(a)(b)(c)(i)
Prince Mineral Holding Corp., Senior Secured Notes	12.000%	12/15/19	170,000		186,150	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.250%	1/15/21	420,000		434,700	(a)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	260,000		333,718
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	420,000		429,450
Samarco Mineracao SA, Senior Notes	4.125%	11/1/22	610,000		560,437	(a)
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	200,000		210,250	(a)(d)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	290,000	EUR	380,434	(a)(d)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	380,000		402,800	(a)(d)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	300,000		281,082	(a)
Southern Copper Corp., Senior Notes	5.375%	4/16/20	200,000		220,760
Southern Copper Corp., Senior Notes	6.750%	4/16/40	730,000		796,868
Southern Copper Corp., Senior Notes	5.250%	11/8/42	180,000		166,995
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	210,000		172,200	(a)
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	150,000		160,875

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Senior Notes	7.375%	2/1/20	140,000		$147,672	(a)
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Senior Notes	7.375%	2/1/20	50,000		52,740	(a)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	230,000		244,950
Thompson Creek Metals Co. Inc., Senior Secured Notes	9.750%	12/1/17	230,000		247,538
Tupy Overseas SA, Senior Bonds	6.625%	7/17/24	250,000		251,250	(a)
Vale Overseas Ltd., Notes	6.875%	11/21/36	2,277,000		2,496,567	(j)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	630,000		632,274
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	450,000		467,325	(a)
Vedanta Resources PLC, Senior Notes	9.500%	7/18/18	100,000		109,250	(e)
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	850,000		822,375	(a)

Total Metals & Mining					14,595,321

Paper & Forest Products - 1.3%
Appvion Inc., Secured Notes	9.000%	6/1/20	730,000		536,550	(a)
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	62,000		73,182
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	160,000		165,159
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	200,000		201,500
Inversiones CMPC SA, Notes	4.750%	1/19/18	250,000		264,004	(a)
Inversiones CMPC SA, Notes	4.375%	5/15/23	200,000		198,171	(a)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	190,000		191,920	(a)
Klabin Finance SA, Senior Notes	5.250%	7/16/24	290,000		284,243	(a)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	230,000		220,800
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	189,000		146,475
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	60,000		58,800

Total Paper & Forest Products					2,340,804

TOTAL MATERIALS					25,573,101

TELECOMMUNICATION SERVICES - 9.1%
Diversified Telecommunication Services - 5.1%
Axtel SAB de CV, Senior Secured Notes, Step Bond	8.000%	1/31/20	1,224,000		1,228,590	(a)
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	280,000		306,620	(a)
CenturyLink Inc., Senior Notes	6.750%	12/1/23	250,000		278,438
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	50,000		48,875
Cogent Communications Holdings Inc., Senior Secured Notes	8.375%	2/15/18	380,000		400,900	(a)
Empresa Nacional de Telecomunicaciones S.A., Senior Notes	4.875%	10/30/24	200,000		203,163	(a)
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	620,000		613,025
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	760,000		808,450
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	150,000		161,438
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	600,000		655,500
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	90,000		94,275
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	220,000		239,525	(a)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	380,000		374,680	(a)
Turk Telekomunikasyon AS, Senior Bonds	3.750%	6/19/19	330,000		335,569	(a)
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	220,000		224,162	(a)
TW Telecom Holdings Inc., Senior Notes	5.375%	10/1/22	59,000		67,039
TW Telecom Holdings Inc., Senior Notes	6.375%	9/1/23	403,000		460,427
UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes	8.250%	5/23/16	480,000		492,000	(e)
Unitymedia KabelBW GmbH, Senior Secured Notes	9.500%	3/15/21	300,000	EUR	421,033	(a)
Unitymedia KabelBW GmbH, Senior Secured Notes	9.500%	3/15/21	180,000	EUR	252,620	(e)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	390,000		438,759
Windstream Corp., Senior Notes	7.500%	4/1/23	270,000		276,075
Windstream Corp., Senior Notes	6.375%	8/1/23	610,000		590,937

Total Diversified Telecommunication Services					8,972,100

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 4.0%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	340,000		$381,640
Indosat Palapa Co. BV, Senior Notes	7.375%	7/29/20	540,000		574,425	(a)
Matterhorn Midco & Cy SCA, Senior Notes	7.750%	2/15/20	340,000	EUR	444,440	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,865,000		1,969,906
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	630,000		730,800	(a)
Sprint Corp., Senior Notes	7.875%	9/15/23	590,000		620,975
Sprint Corp., Senior Notes	7.125%	6/15/24	1,130,000		1,122,937
Syniverse Holdings Inc., Senior Notes	9.125%	1/15/19	315,000		329,963
T-Mobile USA Inc., Senior Notes	6.542%	4/28/20	120,000		124,950
T-Mobile USA Inc., Senior Notes	6.633%	4/28/21	20,000		20,675
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	550,000		559,625
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	200,000		185,250	(a)

Total Wireless Telecommunication Services					7,065,586

TOTAL TELECOMMUNICATION SERVICES					16,037,686

UTILITIES - 4.4%
Electric Utilities - 1.4%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	660,000		729,300
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	200,000		213,000	(a)
FirstEnergy Corp., Notes	7.375%	11/15/31	330,000		401,198
GenOn REMA LLC, Pass-Through Certificates	9.237%	7/2/17	58,281		61,778
GenOn REMA LLC, Pass-Through Certificates	9.681%	7/2/26	450,000		486,000
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	280,000		330,400	(e)
Midwest Generation LLC, Pass-Through Certificates	8.560%	1/2/16	85,172		87,301
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	200,000		197,513	(a)

Total Electric Utilities					2,506,490

Gas Utilities - 0.9%
Gas Natural de Lima y Callao SA, Senior Notes	4.375%	4/1/23	200,000		199,100	(a)
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	70,000		91,829
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	330,000		344,850
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	440,000		427,240	(e)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	470,000		501,725	(a)

Total Gas Utilities					1,564,744

Independent Power and Renewable Electricity Producers - 2.1%
AES Gener SA, Notes	5.250%	8/15/21	250,000		268,391	(a)
Atlantic Power Corp., Senior Notes	9.000%	11/15/18	200,000		203,000
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	378,000		420,525	(a)
Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Escrow Receipt	—	—	280,000		0	(b)(c)(i)
Empresa Nacional de Electricidad SA, Senior Notes	4.250%	4/15/24	130,000		132,552
First Wind Holdings Inc., Senior Secured Notes	10.250%	6/1/18	590,000		639,412	(a)
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	7.875%	8/15/21	500,000		521,250	(a)
Korea East-West Power Co., Ltd., Senior Notes	2.500%	6/2/20	400,000		399,592	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Independent Power and Renewable Electricity Producers - (continued)
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	974,294		$1,060,763
Total Independent Power and Renewable Electricity Producers					3,645,485

TOTAL UTILITIES					7,716,719

TOTAL CORPORATE BONDS & NOTES (Cost - $158,065,822)					160,046,224

CONVERTIBLE BONDS & NOTES - 0.3%
MATERIALS - 0.2%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	90,000		83,475

Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/20/19	292,000		239,440	(a)(b)(c)

TOTAL MATERIALS					322,915

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Axtel SAB de CV, Senior Secured Notes, Step Bond	8.000%	1/31/20	1,395,900	MXN	160,523	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $567,653)					483,438

SENIOR LOANS - 2.4%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	300,000		305,062	(k)(l)

Household Durables - 0.0%
William Lyon Homes Inc., Bridge Term Loan	7.750%	8/12/22	19,019		18,734	(c)(k)(l)

Specialty Retail - 0.0%
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	140,000		86,217	(k)(l)

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	180,000		165,600	(k)(l)

TOTAL CONSUMER DISCRETIONARY					575,613

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	130,000		129,025	(k)(l)

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
CRC Health Corp., Second Lien Term Loan	9.000%	9/28/21	230,000		236,181	(k)(l)
Physiotherapy Associates Holdings Inc., Exit Term Loan	11.000%	1/2/17	250,000		249,688	(b)(k)(l)
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	290,000		290,725	(k)(l)

TOTAL HEALTH CARE					776,594

MATERIALS - 0.4%
Chemicals - 0.4%
Kerling PLC, EUR Term Loan	10.000%	6/30/16	300,000	EUR	389,822	(k)(l)
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	230,000		237,906	(k)(l)

TOTAL MATERIALS					627,728

UTILITIES - 1.2%
Independent Power and Renewable Electricity Producers - 1.2%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	2,137,877		2,140,816	(k)(l)

TOTAL SENIOR LOANS (Cost - $4,307,205)					4,249,776

SOVEREIGN BONDS - 31.4%
Argentina - 0.9%
Republic of Argentina, Senior Bonds	7.000%	10/3/15	1,588,000		1,546,957

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 3.4%
Banco Nacional de Desenvolvimento Economico e Social, Senior Notes	5.750%	9/26/23	220,000		$234,300	(a)
Federative Republic of Brazil, Notes	10.000%	1/1/17	9,723,000	BRL	3,645,199
Federative Republic of Brazil, Senior Notes	8.000%	1/15/18	1,410,889		1,562,560	(j)
Federative Republic of Brazil, Senior Notes	4.875%	1/22/21	420,000		454,965

Total Brazil					5,897,024

Chile - 0.3%
Republic of Chile, Senior Notes	3.875%	8/5/20	412,000		446,505

Colombia - 2.0%
Republic of Colombia, Senior Bonds	7.375%	9/18/37	2,150,000		2,918,625	(j)
Republic of Colombia, Senior Bonds	6.125%	1/18/41	180,000		217,350
Republic of Colombia, Senior Notes	7.375%	3/18/19	255,000		306,574

Total Colombia					3,442,549

Costa Rica - 0.2%
Republic of Costa Rica, Notes	7.000%	4/4/44	360,000		368,550	(a)

Croatia - 0.6%
Republic of Croatia, Notes	5.500%	4/4/23	550,000		580,734	(a)
Republic of Croatia, Senior Notes	6.625%	7/14/20	260,000		290,872	(a)
Republic of Croatia, Senior Notes	5.500%	4/4/23	210,000		221,735	(e)

Total Croatia					1,093,341

Ecuador - 0.3%
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	536,000		553,420	(a)

El Salvador - 0.1%
Republic of El Salvador, Notes	6.375%	1/18/27	190,000		196,175	(a)

Gabon - 0.1%
Gabonese Republic, Bonds	6.375%	12/12/24	250,000		258,125	(a)

Hungary - 1.2%
Republic of Hungary, Senior Notes	5.750%	11/22/23	1,528,000		1,714,437
Republic of Hungary, Senior Notes	5.375%	3/25/24	300,000		328,875

Total Hungary					2,043,312

Indonesia - 3.2%
Republic of Indonesia, Notes	3.750%	4/25/22	720,000		728,640	(e)
Republic of Indonesia, Notes	5.250%	1/17/42	1,110,000		1,154,400	(e)
Republic of Indonesia, Notes	5.250%	1/17/42	680,000		707,200	(a)
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	100,000		113,500	(e)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	775,000		928,062	(e)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	1,727,000		1,996,844	(a)

Total Indonesia					5,628,646

Ivory Coast - 0.5%
Republic of Cote D’Ivoire, Bonds	5.375%	7/23/24	950,000		925,063	(a)

Kenya - 0.2%
Republic of Kenya, Senior Notes	6.875%	6/24/24	260,000		278,915	(a)

Lithuania - 0.6%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	860,000		1,012,650	(a)

Mexico - 2.7%
United Mexican States, Bonds	8.000%	6/11/20	14,918,500	MXN	1,222,777
United Mexican States, Bonds	6.500%	6/9/22	11,070,200	MXN	842,054
United Mexican States, Bonds	10.000%	12/5/24	4,800,000	MXN	455,279

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Mexico - (continued)
United Mexican States, Senior Notes	5.125%	1/15/20	220,000	$246,510
United Mexican States, Senior Notes	3.625%	3/15/22	520,000	538,460
United Mexican States, Senior Notes	4.000%	10/2/23	160,000	168,400
United Mexican States, Senior Notes	4.750%	3/8/44	1,230,000	1,275,202

Total Mexico				4,748,682

Pakistan - 0.5%
Republic of Pakistan, Bonds	7.250%	4/15/19	880,000	914,100	(a)

Panama - 0.3%
Republic of Panama, Senior Bonds	6.700%	1/26/36	459,000	584,078

Paraguay - 0.2%
Republic of Paraguay, Senior Notes	6.100%	8/11/44	360,000	385,200	(a)

Peru - 1.8%
Republic of Peru, Bonds	6.550%	3/14/37	321,000	414,893
Republic of Peru, Global Senior Bonds	7.350%	7/21/25	1,200,000	1,602,000	(j)
Republic of Peru, Senior Bonds	8.750%	11/21/33	690,000	1,079,850
Republic of Peru, Senior Bonds	5.625%	11/18/50	79,000	92,825

Total Peru				3,189,568

Philippines - 0.4%
Republic of the Philippines, Senior Bonds	5.500%	3/30/26	660,000	785,400

Poland - 1.4%
Republic of Poland, Senior Notes	6.375%	7/15/19	400,000	474,000
Republic of Poland, Senior Notes	5.125%	4/21/21	500,000	566,340
Republic of Poland, Senior Notes	5.000%	3/23/22	1,270,000	1,435,633

Total Poland				2,475,973

Russia - 3.3%
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	400,000	383,244	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	12.750%	6/24/28	42,000	66,473	(e)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	2,703,963	2,967,599	(e)(j)
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	2,600,000	2,475,829	(a)

Total Russia				5,893,145

South Africa - 0.2%
Republic of South Africa, Senior Notes	5.875%	9/16/25	260,000	297,830

Sri Lanka - 0.8%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	610,000	648,888	(a)
Republic of Sri Lanka, Senior Bonds	5.125%	4/11/19	700,000	722,750	(a)

Total Sri Lanka				1,371,638

Turkey - 4.6%
Republic of Turkey, Notes	6.750%	5/30/40	25,000	31,313
Republic of Turkey, Senior Bonds	5.750%	3/22/24	260,000	293,540
Republic of Turkey, Senior Bonds	11.875%	1/15/30	575,000	1,027,559
Republic of Turkey, Senior Notes	6.875%	3/17/36	5,296,000	6,659,720	(j)

Total Turkey				8,012,132

Ukraine - 0.1%
Republic of Ukraine, Senior Notes	6.750%	11/14/17	113,000	88,021	(e)

Venezuela - 1.5%
Bolivarian Republic of Venezuela, Senior Bonds	5.750%	2/26/16	2,426,000	1,946,865	(e)
Bolivarian Republic of Venezuela, Senior Bonds	9.375%	1/13/34	1,200,000	649,200	(j)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Venezuela - (continued)
Bolivarian Republic of Venezuela, Senior Notes	7.650%	4/21/25	233,000	$119,995

Total Venezuela				2,716,060

TOTAL SOVEREIGN BONDS (Cost - $53,453,757)				55,153,059

			SHARES
COMMON STOCKS - 2.6%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Ford Motor Co.			18,914	297,517

Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			19,194	0	*(b)(c)(i)

TOTAL CONSUMER DISCRETIONARY				297,517

ENERGY - 0.1%
Energy Equipment & Services - 0.1%
KCAD Holdings I Ltd.			77,972,021	172,318	*(b)(c)

FINANCIALS - 1.7%
Banks - 1.7%
Citigroup Inc.			50,751	2,739,031
JPMorgan Chase & Co.			5,293	318,427

Total Banks				3,057,458

Real Estate Management & Development - 0.0%
Realogy Holdings Corp.			526	24,207	*

TOTAL FINANCIALS				3,081,665

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Physiotherapy Associates Holdings Inc.			3,500	290,500	*(b)(c)

INDUSTRIALS - 0.4%
Marine - 0.4%
DeepOcean Group Holding AS			26,137	660,482	*(b)(c)
Horizon Lines Inc., Class A Shares			170,006	108,804	*(b)

TOTAL INDUSTRIALS				769,286

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			837,929	24,955	*

TOTAL COMMON STOCKS (Cost - $4,917,981)				4,636,241

PREFERRED STOCKS - 0.8%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Rex Energy Corp.	6.000%		2,000	130,060
SandRidge Energy Inc.	8.500%		1,900	151,050

TOTAL ENERGY				281,110

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	SHARES	VALUE
FINANCIALS - 0.7%
Consumer Finance - 0.7%
GMAC Capital Trust I	8.125%	43,913	$1,161,060	(f)

TOTAL PREFERRED STOCKS (Cost - $1,463,739)			1,442,170

	EXPIRATION DATE	WARRANTS
WARRANTS - 0.2%
Bolivarian Republic of Venezuela, Oil-linked payment obligations	4/15/20	9,125	146,000
Jack Cooper Holdings Corp.	12/15/17	496	79,360	*(a)
Jack Cooper Holdings Corp.	5/6/18	228	36,480	*(a)

TOTAL WARRANTS (Cost - $12,465)			261,840

TOTAL INVESTMENTS - 128.7% (Cost - $222,788,622#)			226,272,748
Liabilities in Excess of Other Assets - (28.7)%			(50,472,681)

TOTAL NET ASSETS - 100.0%			$175,800,067

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Illiquid security.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	The coupon payment on these securities is currently in default as of November 30, 2014.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Value is less than $1.

(j)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Partners Income Fund Inc. (the “Fund”) was incorporated in Maryland on September 3, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maintain a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$24,192,170	$416,211		$24,608,381
Materials	—	25,573,101	0	*	25,573,101
Utilities	—	7,716,719	0	*	7,716,719
Other corporate bonds & notes	—	102,148,023	—		102,148,023
Convertible bonds & notes	—	483,438	—		483,438
Senior loans:
Consumer discretionary	—	556,879	18,734		575,613
Other senior loans	—	3,674,163	—		3,674,163
Sovereign bonds	—	55,153,059	—		55,153,059
Common stocks:
Consumer discretionary	$297,517	—	0	*	297,517
Energy	—	—	172,318		172,318
Health care	—	—	290,500		290,500
Industrials	108,804	—	660,482		769,286
Other common stocks	3,106,620	—	—		3,106,620
Preferred stocks	1,312,110	130,060	—		1,442,170
Warrants	—	261,840	—		261,840

Total investments	$4,825,051	$219,889,452	$1,558,245		$226,272,748

Other financial instruments:
Forward foreign currency contracts	—	$227,907	—		$227,907

Total	$4,825,051	$220,117,359	$1,558,245		$226,500,655

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Futures contracts	$266,617	—	—		$266,617

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At November 30, 2014, securities valued at $130,060 were transferred from Level 1 to Level 2 within the fair value hierarchy because of the unavailability of a quoted price in an active market for an identical investment.

2. Investments

At November 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,307,164
Gross unrealized depreciation	(10,823,038)

Net unrealized appreciation	$3,484,126

Notes to Schedule of Investments (unaudited) (continued)

At November 30, 2014, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements
Credit Suisse	0.75%	6/9/2014	TBD	*	$7,872,410
Credit Suisse	0.85%	6/9/2014	TBD	*	3,764,000
Credit Suisse	0.75%	7/15/2014	TBD	*	1,342,200
JP Morgan Chase & Co.	0.75%	3/24/2014	TBD	*	904,000
JP Morgan Chase & Co.	0.85%	3/24/2014	TBD	*	732,000

					$14,614,610

*	TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

On November 30, 2014, the total market value of underlying collateral (refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements was $17,250,627. In addition, on November 30, 2014, cash collateral in the amount of $353,000 was pledged for open reverse repurchase agreements.

At November 30, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 5-Year Notes	3	12/14	$355,428	$360,609	$(5,181)
U.S. Treasury 5-Year Notes	61	3/15	7,243,043	7,289,023	(45,980)
U.S. Treasury 10-Year Notes	162	3/15	20,366,138	20,581,594	(215,456)

Net unrealized depreciation on open futures contracts					$(266,617)

At November 30, 2014, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	889,269	BRL	2,235,000	Citibank N.A.	12/15/14	$23,957
USD	2,496,051	BRL	6,162,000	Citibank N.A.	12/15/14	110,341
USD	1,787,298	EUR	1,427,030	BNP Paribas SA	2/13/15	11,938
USD	3,386,001	EUR	2,705,340	Citibank N.A.	2/13/15	20,303
USD	841,713	GBP	526,927	Citibank N.A.	2/13/15	19,069
USD	8,063,510	EUR	6,460,049	UBS AG	2/13/15	26,602
USD	876,497	GBP	551,367	UBS AG	2/13/15	15,697

Total						$227,907

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global Partners Income Fund Inc.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 23, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 23, 2015